Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	Limited partners Capital	Limited partners Retained earnings	Limited partners Ownership Changes	Limited partners Accumulated other comprehensive (loss) income	General partner	General partner Capital	General partner Retained earnings	General partner Accumulated other comprehensive (loss) income	Redeemable / exchangeable and special limited partnership units Non-controlling interests	Limited partnership units of Brookfield Office Properties Exchange LP Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2016	$ 34,161	$ 7,536	$ 5,743	$ 2,085	$ 127	$ (419)	$ 6	$ 4	$ 2	$ 0	$ 14,523	$ 293	$ 11,803
Net income	851	27		27							45	1	778
Other comprehensive income (loss)	336	68				68					116	3	149
Total comprehensive income (loss)	1,187	95		27		68					161	4	927
Distributions	(1,184)	(151)		(151)							(258)	(7)	(768)
Issuance / repurchase of interests in operating subsidiaries	345	(144)	(112)	(43)	11						(55)	(1)	545
Exchange of exchangeable units		5	5		0						1	(6)
Ending balance at Jun. 30, 2017	34,509	7,341	5,636	1,918	138	(351)	6	4	2	0	14,372	283	12,507
Beginning balance at Dec. 31, 2017	35,124	7,395	5,613	1,878	140	(236)	6	4	2	0	14,500	285	12,938
Net income	2,074	386		386							662	16	1,010
Other comprehensive income (loss)	(427)	(99)				(99)					(170)	(4)	(154)
Total comprehensive income (loss)	1,647	287		386		(99)					492	12	856
Distributions	(973)	(160)		(160)							(276)	(7)	(530)
Issuance / repurchase of interests in operating subsidiaries	664	(7)	(12)	4	1						9	(2)	664
Exchange of exchangeable units		172	155		19	(2)					30	(202)
Ending balance at Jun. 30, 2018	$ 36,462	$ 7,687	$ 5,756	$ 2,108	$ 160	$ (337)	$ 6	$ 4	$ 2	$ 0	$ 14,755	$ 86	$ 13,928